Income Tax (Tables)	12 Months Ended
Dec. 31, 2010
Income Tax
Components of Income Tax Expense

	For the years ended December 31,
	2008	2009	2010
	( I n millions of Korean won )
National tax:
Current	513,390	175,628	187,277
Deferred	(61,888)	26,765	(255,379)
Tax expense(benefit) recognized under ASC 740	(38,914)	(13,771)	344,564

Total national income tax expense	412,588	188,622	276,462
Local tax:
Current	51,339	17,562	18,728
Deferred	(6,189)	2,677	(25,538)
Tax expense(benefit) recognized under ASC 740	(3,891)	(1,377)	34,456

Total local income tax expense	41,259	18,862	27,646

Total income tax expense	453,847	207,484	304,108

Schedule of Income Tax on Operating Profit

	2008	2009	2010
	(In millions of Korean won)
Income from continuing operations for the years ended December 31,	1,786,785	926,053	(288,416)

Statutory tax rates	27.5%	24.2%	24.2%

Prima facie tax calculated at a statutory tax rate	491,366	224,105	(69,797)
Income not assessable for tax purposes	(138,343)	(59,999)	(35,290)
Expenses not deductible for tax purposes	168,944	35,184	68,468
Taxation on outside basis	27,372	3,045	18,050
Adjustment for overseas tax rates	24,925	(5,980)	(15,374)
Change in statutory tax rate	(53,524)	13,997	(28,209)
Increase in valuation allowance	(19,760)	6,484	(3,793)
Korean government tax assessment	(42,805)	(15,059)	379,020
Others	(4,328)	5,707	(8,967)

Income tax expense	453,847	207,484	304,108

Effective tax rate	25.4%	22.4%	(105.44)%

Schedule of Tax Effects of Temporary Differences that Give Rise to Significant Portions of Deferred Income Tax Assets and Deferred Income Tax Liabilities

	2009	2010
	(In millions of Korean won)
Deferred income tax assets:
Allowance for loan losses	—	8,337
Other liabilities	197,615	292,309
Valuation of trading assets and investments	88,383	111,929
Premises and equipment	143,750	147,971
Long-term debt	1,369	16,503
Net operating loss	39,253	32,710

Total gross deferred income tax assets	470,370	609,759

Less: Valuation allowance	(84,746)	(80,954)

Deferred income tax assets	385,624	528,805

Deferred income tax liabilities:
Allowance for loan losses	242,141	—
Valuation of trading assets and available-for-sale securities	102,284	138,861
Accrued interest and dividend receivable	16,966	84,576
Other assets	43,964	24,863
Other temporary differences	52,322	87,751

Total gross deferred income tax liabilities	457,677	336,051

Net deferred income tax assets (liabilities), including other comprehensive income ("OCI") related DTA (DTL)	(72,053)	192,754

Less: Net OCI related DTA (DTL)	(84,443)	(137,187)

Net deferred income tax assets, excluding net OCI related DTA (DTL)	12,390	329,941

Schedule of Unrecognized Tax Benefits

	2009	2010
	(In millions of Korean won)
Total unrecognized tax benefits at January 1	41,750	45,172
Amount of increase for current year's tax position	3,483	707
Gross amount of increases for prior years' tax position	—	268,616
Gross amount of decreases for prior years' tax position	(13)	(15,197)
Reductions due to lapse of statutes of limitation	(48)	(41)

Total unrecognized tax benefits at December 31	45,172	299,257